                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21133

                            Clarion Investment Trust
                            ------------------------
               (Exact name of registrant as specified in charter)

                                 230 Park Avenue
                               New York, NY 10169
                               ------------------
               (Address of principal executive offices) (Zip code)

                                  Daniel Heflin
                            Clarion Investment Trust
                                 230 Park Avenue
                               New York, NY 10169
                               ------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-883-2500

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Report(s) to Stockholders.

Attached hereto.

--------------------------------------------------------------------------------
                           CLARION TOTAL RETURN FUND
--------------------------------------------------------------------------------

Officers and Directors

Daniel Heflin
President, Chief Executive Officer and Trustee

Fredrick D. Arenstein
Treasurer and Compliance Officer

Stephen Baines
Vice President

David N. Drinkwater
Vice President and Secretary

Joanne M. Vitale
Vice President

Steven N. Fayne
Trustee

I. Trevor Rozowsky
Trustee

--------------------------------------------------------------------------------

Investment Adviser
   ING Clarion Capital
   230 Park Avenue
   New York, NY 10169

--------------------------------------------------------------------------------

Administrator
   The Bank of New York
   101 Barclay Street
   New York, NY 10286

--------------------------------------------------------------------------------

Custodian
   The Bank of New York
   100 Church Street
   New York, NY 10286

--------------------------------------------------------------------------------

                            CLARION TOTAL RETURN FUND

--------------------------------------------------------------------------------

                               Semi-Annual Report
                                 April 30, 2004

                            CLARION TOTAL RETURN FUND
         c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                                Tel 212-883-2500

June 2004

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion Total Return Fund (the "Fund"). This report covers the period from November 1, 2003 through April 30, 2004. As of April 30, 2004, the net asset value of the Fund was $147,039,855 which included investments in 79 fixed income securities, with a net investment value of $145,873,392. The Fund also has $1,166,463 of other assets (including cash and cash equivalents) net of liabilities.

For the twelve months ending April 30, 2004, the Fund generated a net total return of 3.49% compared to a return of 1.82% for the Lehman Brothers Aggregate Bond Index. Since the inception of the Fund (July 15, 2002), the portfolio generated a net annual return of 6.04% compared to an annual return of 5.02% for the Lehman Brothers Aggregate Bond Index.

Market Summary

During 2004, ING Clarion believes that new issue supply will remain strong, bringing the market to more than $550 billion in outstanding issues. Year-to-date through April 30, 2004, new issue supply is at record levels, with approximately $29 billion of new CMBS.

ING Clarion believes that revenues on commercial real estate will continue to decline to more sustainable levels for those properties which leased space at the top of the cycle. According to Property & Portfolio Research, the national average for CBD office rents declined from $35.76/sf in Q4 2000 to $28.14/sf as of Q4 2003, a decrease of over 21%. Due to this continued decline in rents, we believe that deals originated during this market peak will continue to experience deterioration.

Portfolio Summary

From a credit perspective, the average credit rating of the Fund is AA-. Since November 1, 2003, 11 securities have been upgraded and there have been no downgrades.

With regard to term structure exposure versus the benchmark, at April 30, 2004, the portfolio had a weighted average life of 6.55 years, while the Lehman Brothers Aggregate Index had a weighted average life of 7.50 years. The modified duration of the Fund was 5.06 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.64 years.

As of April 30, 2004, the portfolio was constructed of 85.2% investment grade securities and 14.8% below-investment grade securities. The Fund's spread to Treasuries was 207 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 83 basis points. Although our past performance is no guarantee of continued positive results, due to the fundamental and defensive investment process employed, ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index.

If you have any questions regarding the Fund, please call me or David Drinkwater at 212-883-2500.

Daniel Heflin
President

Performance Information

                                     [CHART]

                                   Line Chart

  Date      Value of $10,000
----------------------------
             Fund     LB Agg
07/15/02   $10,000   $10,000
07/31/02   $10,022   $10,013
08/30/02   $10,240   $10,182
09/30/02   $10,448   $10,347
10/31/02   $10,408   $10,300
----------------------------
11/30/02   $10,297   $10,297
12/31/02   $10,542   $10,510
01/31/03   $10,518   $10,519
02/28/03   $10,693   $10,665
03/31/03   $10,685   $10,656
04/30/03   $10,760   $10,744
----------------------------
05/31/03   $11,026   $10,945
06/30/03   $11,053   $10,923
07/31/03   $10,670   $10,556
08/31/03   $10,695   $10,626
09/30/03   $11,059   $10,907
10/31/03   $10,922   $10,805
----------------------------
11/30/03   $10,972   $10,831
12/31/03   $11,085   $10,941
01/31/04   $11,195   $11,029
02/29/04   $11,386   $11,149
03/31/04   $11,495   $11,232
04/30/04   $11,137   $10,940
----------------------------

     The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

     Unlike the returns of the Fund, the total returns of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                            One Year Ended      Inception to
                                            April 30, 2004   April 30, 2004 (a)
                                            --------------   ------------------
     Clarion Total Return Fund                   3.49%             6.04%
     Lehman Brothers Aggregate Bond Index        1.82%             5.02%

     (a) Average annual total return from commencement of Fund operations (July 15, 2002)

     "Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

                                                            Principal
                                                              Amount      Value (a)
-----------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (85.93%)
-----------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.
   6.502% due 02/12/06 (b)                                $1,500,000     $1,584,375
   7.780% due 02/15/10                                     3,000,000      3,457,617
Chase Commercial Mortgage Securities Corp.
   7.600% due 05/18/06                                     2,500,000      2,690,723
   6.900% due 09/19/06                                     1,543,634      1,634,322
   7.370% due 02/19/07                                     1,582,068      1,713,453
   7.370% due 05/19/07                                       750,000        822,891
   6.600% due 12/19/07                                       120,000        130,116
   6.560% due 05/18/08                                     1,000,000      1,085,703
   6.390% due 11/18/08                                     3,000,000      3,116,719
   6.275% due 02/14/11 (b)                                 2,000,000      2,150,625
Commercial Mortgage Acceptance Corp.
   6.585% due 07/17/08                                     1,500,000      1,636,406
   6.093% due 08/15/08                                     1,000,000      1,077,344
   6.790% due 08/15/08                                     1,248,694      1,335,030
CS First Boston Mortgage Securities Corp.
   6.387% due 10/15/11                                     3,000,000      3,264,961
   6.439% due 01/15/12                                     3,000,000      3,276,094
   6.000% due 07/15/12 (b)                                 4,479,000      2,918,173
   6.067% due 03/15/13 (b)                                 1,750,000      1,729,082
   5.226% due 11/15/14 (b)                                 3,000,000      2,341,172
DLJ Commercial Mortgage Corp.
   6.080% due 08/10/08                                     1,720,759      1,808,747
   7.613% due 06/10/09                                     2,000,000      2,215,781
   8.240% due 09/10/24                                     2,000,000      2,248,984
DLJ Mortgage Acceptance Corp.
   7.830% due 10/12/06 (b)                                 2,500,000      2,703,125
   7.660% due 04/15/07 (b)                                   500,000        546,055
   7.760% due 05/15/07 (b)                                 2,600,000      2,825,367
First Union - Lehman Brothers Commercial Mortgage Corp.
   6.790% due 10/18/11                                     3,300,000      3,649,852
First Union National Bank Commercial Mortgage Corp.
   6.180% due 01/15/11                                     3,000,000      3,220,898
   6.141% due 01/12/12                                     2,000,000      2,147,031
   6.509% due 02/12/12                                     1,000,000      1,084,961
GE Capital Commercial Mortgage Corp.
   5.994% due 07/10/11                                     1,350,000      1,444,289
   5.395% due 04/10/14 (b)                                 2,000,000      1,898,203
J.P. Morgan Chase Commercial Mortgage Securities Corp.
   6.942% due 12/15/11 (b)                                 1,000,000      1,112,891
   5.056% due 01/12/13 (b)                                 3,727,000      2,137,493
   5.539% due 07/12/17 (b)                                 1,300,000      1,197,320
   5.456% due 09/12/17 (b)                                 1,000,000        934,102
   0.180% due 11/12/22 (b)                                73,334,494(c)   2,684,160
LB UBS Commercial Mortgage Trust
   7.950% due 01/15/10                                     3,000,000      3,497,813
   6.462% due 02/15/12                                     1,800,000      1,970,086
   0.417% due 05/15/17 (b)                                54,331,322(c)   1,954,656

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2004 (unaudited)

                                                      Principal
                                                       Amount          Value (a)
---------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
---------------------------------------------------------------------------------
LB UBS Commercial Mortgage Trust
   5.250% due 07/15/13 (b)                          $  1,120,000     $  1,041,338
   5.074% due 08/15/13 (b)                             3,618,000        2,511,825
   5.104% due 01/15/16 (b)                             1,000,000          936,875
   0.207% due 08/15/21 (b)                            29,700,307(c)       906,091
Merrill Lynch Mortgage Investors, Inc.
   7.420% due 03/25/06                                 1,750,000        1,860,400
   7.120% due 04/18/07                                   466,146          501,089
Merrill Lynch Mortgage Trust
   5.236% due 11/12/13                                 2,775,000        2,779,444
Morgan Stanley Capital I
   6.912% due 10/16/06 (b)                             2,300,000        2,467,828
Morgan Stanley Dean Witter Capital I
   5.310% due 06/15/06                                 1,061,269        1,097,377
   4.570% due 07/18/06                                 1,596,325        1,630,871
   5.980% due 09/15/06                                 1,019,188        1,059,519
   7.570% due 12/15/09                                 3,100,000        3,544,051
   6.510% due 02/15/12                                 2,675,000        2,917,735
Mortgage Capital Funding, Inc.
   7.257% due 10/20/06                                 1,400,000        1,510,906
   7.413% due 04/20/07                                 2,500,000        2,710,449
   7.214% due 11/20/07 (b)                             2,500,000        2,465,039
   6.000% due 02/18/08 (b)                             3,600,000        3,095,859
   5.750% due 12/21/26                                 1,500,000        1,395,059
Nationslink Funding Corp.
   6.001% due 07/20/08                                 1,759,384        1,833,539
Prudential Securities Financing Corp.
   7.193% due 04/15/09                                 1,000,000        1,120,742
Salomon Brothers Mortgage Securities VII
   5.045% due 07/18/12                                 2,827,000        2,791,110
TIAA Commercial Real Estate Securitization
   5.770% due 12/19/06 (b)                               228,158          237,703
Wachovia Bank Commercial Mortgage Trust
   5.600% due 04/15/06 (b)                               600,000          584,859
   4.932% due 04/15/13 (b)                             3,020,000        2,015,260
   5.367% due 06/15/13 (b)                             3,500,000        2,650,703
   5.125% due 07/15/13                                 1,175,000        1,173,118
   0.340% due 06/15/23 (b)                           119,150,466(c)     2,257,341
----------------------------------------------------------------------------------
   Total Commercial Mortgage-Backed Securities
   (Cost $127,784,931)                                                126,342,750
---------------------------------------------------------------------------------

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2004 (unaudited)

                                                           Principal
                                                             Amount       Value (a)
------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (4.39%)
------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
   5.50% due 03/01/23                                      $1,209,760   $  1,223,559
   6.00% due 11/01/32                                         536,693        548,801
Federal National Mortgage Association
   6.03% due 06/01/17                                       1,974,454      2,053,433
Federal National Mortgage Association
   5.00% due 05/01/18                                       1,207,875      1,214,291
   5.50% due 10/01/32                                       1,423,714      1,420,778
------------------------------------------------------------------------------------
   Total Mortgage-Backed Securities
   (Cost $6,491,689)                                                       6,460,862
------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (8.89%)
------------------------------------------------------------------------------------
Government National Mortgage Association
   3.110% due 01/16/19                                      1,987,454      1,946,541
   5.888% due 08/16/42                                      3,292,381      2,957,999
   5.557% due 03/16/44                                        500,000        451,250
   5.501% due 09/16/44                                      1,032,605        882,877
   5.368% due 01/16/45                                      1,050,366        895,191
   5.125% due 11/16/45                                        517,340        416,035
   5.491% due 11/16/45                                      1,051,493        874,258
   5.488% due 03/16/46                                        513,876        438,963
United States Treasury Bond
   8.000% due 11/15/21                                      3,188,000      4,206,666
------------------------------------------------------------------------------------
   Total United States Government Agencies & Obligations
   (Cost $13,938,721)                                                     13,069,780
------------------------------------------------------------------------------------
TOTAL SECURITIES (99.21%)
   (Cost $148,215,341) (d)                                               145,873,392
------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (0.79%)                                   1,166,463
------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                    $147,039,855
====================================================================================

(a)  See Note A to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2004 was $47,989,317 or 32.6% of net assets. See Note A5.
(c)  Represents notional amount of interest-only security.
(d) The cost for federal income tax purposes was $148,215,341. At April 30, 2004 net unrealized depreciation for all securities based on tax cost was $2,341,949. This consisted of aggregate gross unrealized appreciation for all securities of $684,039 and aggregate gross unrealized depreciation for all securities of $3,025,988.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

---------------------------------------------------------------------------------
Assets
      Investments, at Value (Cost $148,215,341)                      $145,873,392
      Cash                                                              1,087,323
      Interest Receivable                                                 892,862
      Other Assets                                                         13,824
---------------------------------------------------------------------------------
   Total Assets                                                       147,867,401
---------------------------------------------------------------------------------
Liabilities
      Dividend Payable                                                    696,486
      Accrued Advisory Fee - Note B                                        86,964
      Other Accrued Expenses                                               44,096
---------------------------------------------------------------------------------
   Total Liabilities                                                      827,546
---------------------------------------------------------------------------------
Net Assets                                                           $147,039,855
=================================================================================
Net Assets Consist of:
      Paid in Capital                                                 149,208,311
      Overdistributed Net Investment Income                              (367,372)
      Accumulated Net Realized Gain                                       540,865
      Unrealized Depreciation                                          (2,341,949)
---------------------------------------------------------------------------------
Net Assets                                                           $147,039,855
=================================================================================

Net Assets                                                           $147,039,855
Shares of Beneficial Interest
      Shares Issued and Outstanding, (Unlimited Number Authorized)     14,755,067
      Net Asset Value Per Share                                      $       9.97
=================================================================================

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

-------------------------------------------------------------------------------
Investment Income
   Interest                                                         $ 3,678,827
-------------------------------------------------------------------------------
Expenses
   Investment Advisory Fees - Note B                                    166,814
   Administrative Fees - Note C                                          36,144
   Audit Fees                                                            16,170
   Legal Fees                                                             7,699
   Transfer Agent Fees - Note D                                           7,458
   Insurance                                                              7,239
   Custodian Fees - Note C                                                4,795
   Trustees' Fees                                                         1,811
   Other                                                                    952
-------------------------------------------------------------------------------
      Total Expenses                                                    249,082
-------------------------------------------------------------------------------
Net Investment Income                                                 3,429,745
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments:

   Net Realized Gain on Investments                                     540,865

   Net Change in Unrealized Depreciation on Investments              (2,147,570)
-------------------------------------------------------------------------------
Net Loss on Investments                                              (1,606,705)
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                $ 1,823,040
===============================================================================

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Six Months
                                                                            Ended              Year
                                                                        April 30, 2004         Ended
                                                                          (unaudited)    October 31, 2003
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
Operations:
   Net Investment Income                                                 $  3,429,745      $  4,481,704
   Net Realized Gain on Investments                                           540,865         1,264,436
   Net Change in Unrealized Depreciation on Investments                    (2,147,570)       (1,142,943)
---------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations                  1,823,040         4,603,197
---------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income                                                   (3,797,117)       (5,350,661)
   Capital Gains                                                             (395,479)         (349,264)
---------------------------------------------------------------------------------------------------------
      Total Distributions                                                  (4,192,596)       (5,699,925)
---------------------------------------------------------------------------------------------------------
Transactions in Shares of Beneficial Interest:
Issued  - Regular                                                          20,000,300        49,000,410
        - In Lieu of Cash Distributions                                     3,496,105         5,699,930
Redeemed                                                                         (115)               --
---------------------------------------------------------------------------------------------------------
      Net Increase from Transactions in Shares of Beneficial Interest      23,496,290        54,700,340
---------------------------------------------------------------------------------------------------------
      Total Increase                                                       21,126,734        53,603,612
Net Assets:
      Beginning of Period                                                 125,913,121        72,309,509
---------------------------------------------------------------------------------------------------------
      End of Period                                                      $147,039,855      $125,913,121
=========================================================================================================
Shares Issued and Redeemed:
Shares Issued - Regular                                                     1,923,051         4,861,278
              - In Lieu of Cash Distributions                                 343,407           559,833
Shares Redeemed                                                                   (11)               --
---------------------------------------------------------------------------------------------------------
      Net Increase in Shares of Beneficial Interest                         2,266,447         5,421,111
=========================================================================================================

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2004 (unaudited)

--------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                              $  1,823,040
   Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
         Cost of Securities Purchased                                                  (49,714,284)
         Proceeds from Sale of Securities                                               25,404,561
         Adjustment to Cost of Interest Only Securities                                    393,178
         Increase in Interest Receivable                                                   (67,680)
         Increase in Other Assets                                                          (11,096)
         Decrease in Accrued Expenses                                                       (7,430)
         Decrease in Accrued Advisory Fee                                                   (3,847)
         Net Paydown Loss on Securities                                                     93,532
         Net Amortization of  Premium and Accretion of Discount                            292,100
         Net Unrealized Depreciation on Investments                                      2,147,570
         Net Realized Gain on Investments                                                 (540,865)
--------------------------------------------------------------------------------------------------
            Net Cash Used in Operating Activities                                      (20,191,221)
--------------------------------------------------------------------------------------------------
Cash Flows From Financing Activities: *
   Cash Subscriptions Received                                                          20,000,300
   Cash Redemptions Paid                                                                      (115)
--------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                      20,000,185
--------------------------------------------------------------------------------------------------
Net Decrease in Cash                                                                      (191,036)
Cash at Beginning of Period                                                              1,278,359
--------------------------------------------------------------------------------------------------
Cash at End of Period                                                                 $  1,087,323
==================================================================================================

* Non-cash financing activities not included herein consist of reinvestment of dividends of $3,496,105.

                       See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding Throughout the Period

                                                                   Six Months
                                                                      Ended             Year                Period
                                                                 April 30, 2004        Ended                 Ended
                                                                   (unaudited)    October 31, 2003   October 31, 2002(1)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $  10.08            $  10.23             $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                                              0.26                0.52                0.16
   Net Realized and Unrealized Gain (Loss)                           (0.05)              (0.03)               0.25
------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                                0.21                0.49                0.41
------------------------------------------------------------------------------------------------------------------------
Distributions
   Net Investment Income                                             (0.29)              (0.59)              (0.18)
   Capital Gains                                                     (0.03)              (0.05)                 --
------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                            (0.32)              (0.64)              (0.18)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $   9.97            $  10.08              $10.23
------------------------------------------------------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (2)                                                1.96%(5)            4.94%               4.08%(3)(5)
------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                             $147,040            $125,913             $72,310
Ratio of Net Expenses to Average Net Assets, After Fee Waiver         0.37%(4)            0.47%               0.50%(4)
Ratio of Net Expenses to Average Net Assets, Before Fee Waiver        0.37%(4)            0.47%               0.55%(4)
Ratio of Net Investment Income to Average Net Assets                  5.14%(4)            4.82%               5.15%(4)
Portfolio Turnover Rate                                                 19%(5)              65%                 30%(5)
------------------------------------------------------------------------------------------------------------------------

(1)  Commencement of investment operations was July 15, 2002.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3) Total investment return would have been lower had certain fees not been waived during the period.
(4)  Annualized.
(5)  Not annualized.

                       See Notes to Financial Statements.

                            CLARION TOTAL RETURN FUND
                          NOTES TO FINANCIAL STATEMENTS

Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers Aggregate Bond Index.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

          2. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Trustees elects to pay such distributions in shares of the Fund.

                            CLARION TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)

Summary of Significant Accounting Policies (continued):

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

          5. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

          6. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

B. Advisory Services: ING Clarion Capital (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser has contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. To the extent the Fund's operating expenses exceed 0.50% of its average net assets, calculated on an annualized basis, the Adviser has agreed to waive its advisory fees and, if necessary, reimburse the Fund for any such excess. Out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to, legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. The Adviser may recover any fees waived or expenses reimbursed in the three and one half years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. The Fund will pay no interest, carrying or finance charge with respect to any reimbursed expenses that are subsequently recovered by the Adviser. Such amount may be recovered by the Adviser no later than September 30, 2005. For the year ended October 31, 2003, the Adviser recovered $8,261 of previously waived expenses, in addition to $10,000 of allowable reimbursable organization expenses. At April 30, 2004, the carryover of previously waived expenses and unreimbursed organizational expenses potentially reimbursable to the Adviser is $0 and $38,737, respectively. The waiver agreement will continue until September 30, 2005 unless extended by the Adviser.

C. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

D. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

E. Purchases and Sales: For the six months ended April 30, 2004 the Fund made purchases of $49,714,284 and sales of $25,404,561 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $15,123,754 and sales of $14,860,585 long-term U.S. Government securities during the period.

G. Other: At April 30, 2004, 99.99% of total shares outstanding were held by one record shareholder.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust


By: /s/ Daniel Heflin
    ----------------------------------------
Name: Daniel Heflin

Title: President and Chief Executive Officer

Date: July 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Daniel Heflin
    ----------------------------------------
Name: Daniel Heflin

Title: President and Chief Executive Officer

Date: July 8, 2004


By: /s/ Fredrick Arenstein
    ----------------------------------------
Name: Fredrick Arenstein

Title: Treasurer and Chief Financial Officer

Date: July 8, 2004